Investment and Mortgage-Backed Securities, Held to Maturity	12 Months Ended
Dec. 31, 2020
Investments, Debt and Equity Securities [Abstract]
Investment and Mortgage-Backed Securities, Held to Maturity	Investment and Mortgage-Backed Securities, Held to Maturity
At December 31, 2020, the Company's entire held to maturity portfolio was comprised of mortgage-backed securities. The amortized cost, gross unrealized gains, gross unrealized losses, and fair values of held to maturity securities at December 31, 2020 and 2019 were as follows:

	December 31, 2020
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-Backed Securities (1)	$18,254,394	$984,015	$33,122	$19,205,287
Total Held To Maturity	$18,254,394	$984,015	$33,122	$19,205,287

	December 31, 2019
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Mortgage-Backed Securities (1)	$19,246,935	$560,067	$1,161	$19,805,841
Total Held To Maturity	$19,246,935	$560,067	$1,161	$19,805,841
(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES
The Company’s held to maturity portfolio is recorded at amortized cost.  The Company has the ability and intent to hold these securities to maturity. At December 31, 2020, the Bank held an amortized cost and fair value of $8.1 million and $8.7 million, respectively, in GNMA mortgage-backed securities classified as held to maturity compared to an amortized cost and fair value of $11.3 million and $11.6 million, respectively, at December 31, 2019. The Company has not invested in any private label mortgage-backed securities classified as held to maturity.

At December 31, 2020, the amortized cost and fair value of mortgage-backed securities held to maturity that were pledged as collateral for certain deposit accounts, FHLB advances and other borrowings were $13.4 million and $14.3 million, respectively, compared to an amortized cost and fair value of $17.5 million and $18.0 million, respectively, at December 31, 2019. The following tables show gross unrealized losses, fair value and length of time that individual held to maturity securities were in a continuous unrealized loss position at December 31, 2020 and 2019.

	December 31, 2020
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-Backed Securities (1)	$3,692,780	$32,583	$787,503	$539	$4,480,283	$33,122
	$3,692,780	$32,583	$787,503	$539	$4,480,283	$33,122

	December 31, 2019
	Less than 12 Months		12 Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Mortgage-Backed Securities (1)	$—	$—	$820,313	$1,161	$820,313	$1,161
	$—	$—	$820,313	$1,161	$820,313	$1,161

(1) COMPRISED OF GSES OR GNMA MORTGAGE-BACKED SECURITIES